   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2007.

                                                              FILE NO. 033-63935

                                                                       811-05439

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 20                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 162                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 361-5590

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on January 16, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
The Prospectus and Statement of Additional Information (including all financial statements) for TD Waterhouse variable annuity are incorporated in Part A and Part B of this Post-Effective Amendment No. 20, by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 033-63935), as filed on April 7, 2006, and declared effective on May 1, 2006.

Supplements to the Prospectus and Statement of Additional Information for TD Waterhouse variable annuity, dated January 16, 2007, are included in Part A and Part B of this Post-Effective Amendment No. 20.

                                     PART A

              SUPPLEMENT DATED JANUARY 16, 2007 TO YOUR PROSPECTUS

ING VP Natural Resources Trust:

On January 4, 2007, shareholders approved the reorganization of ING VP Natural Resources Trust with and into ING Global Resources Portfolio. All assets of ING VP Natural Resources Trust will be transferred into ING Global Resources Portfolio, and shareholders of ING VP Natural Resources Trust will receive shares of ING Global Resources Portfolio. The merger occurred on January 12, 2007.

As a result, if any of your Contract Value was invested in ING VP Natural Resources Trust Sub-Account, that Contract Value was merged into ING Global Resources Portfolio Sub-Account. Effective as of the close of trading on the New York Stock Exchange on January 12, 2007, if any portion of your future Premium Payments were allocated to ING VP Natural Resources Trust Sub-Account, you should re-direct that allocation to another Sub-Account available under your Contract.

Effective as of the close of trading of the New York Stock Exchange on January 12, 2007, any Dollar Cost Averaging, InvestEase(R) , Asset Rebalancing Program, Automatic Income or other administrative program that includes transfers of Contract Value or allocations of ING VP Natural Resources Trust Sub-Account established on or before January 12, 2007, will be updated to reflect ING Global Resources Portfolio.

Effective as of the close of trading of the New York Stock Exchange on January 12, 2007, all references and information contained in the prospectus for your Contract related to ING VP Natural Resources Trust are deleted.

ING Global Resources Portfolio:

The following is added in alphabetical order to the sub-section entitled "The Funds" under the section entitled "General Contract Information":

SUB-ACCOUNT                                                            ADVISOR                         OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO SUB-ACCOUNT which         Directed Services Inc., Sub-Advised  Long-term capital appreciation purchases shares of the ING Global Resources Portfolio  by ING Investment Management
                                                         Company

The following paragraph is added to the prospectus as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for ING Global Resources Portfolio Sub-Accounts because as of December 31, 2005, the Sub-Accounts had not commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6078

                                     PART B

                   SUPPLEMENT DATED JANUARY 16, 2007 TO YOUR
                      STATEMENT OF ADDITIONAL INFORMATION

ING Global Resources Portfolio:

All references and information contained in the statement of additional information for your Contract related to ING VP Natural Resources Trust are deleted.

The following paragraph is added to the statement of additional information as the last sentence of the first paragraph in the "Accumulation Unit Values" table:

     There is no information for ING Global Resources Portfolio Sub-Accounts because as of December 31, 2005, the Sub-Accounts had not commenced operation.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6079

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    a) Form of Principal Underwriter and Servicing Agreement.(1)
              b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(2)
       (6) (a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(3)
              (b) Restated By-laws of Fortis Benefits Insurance Company.(3)
              (c) Articles of Amendment of Fortis Benefits Insurance Company.(4)
              (d) Amendment to the Restated Bylaws of Fortis Benefits Insurance Company.(4)
       (7)    Reinsurance Contract and Administrative Services Agreement.(1)
       (8)    Form of Participation Agreement.(1)
       (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.
       (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
              (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (13)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1)  Incorporated by reference to Post-Effective Amendment No. 5 to the
     Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to the initial Registration Statement File No. 33-63935 filed with the Commission on November 2, 1995.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 033-63935 filed with the Commission on October 21, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
Robert Brian Pollock(1)         Chairman of the Board and Director
Michael John Peninger(2)        Executive Vice President (President - Group Nonmedical), Director
Alan. W. Feagin(3)              Executive Vice President and Director
Lesley G. Silvester(1)          Director
Ranell M. Jacobson(4)           Treasurer
P. Bruce Camacho(1)             President and Chief Executive Officer

------------

(1)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

(4)  Address: 576 Bielenberg Drive, Woodbury, MN 55125

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement File No. 333-79701 filed with the Commission on April 7, 2006.

ITEMS 27.  NUMBER OF CONTRACT OWNERS

     As of December 31, 2006 there were 61,665 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS                                   TITLE
------------------------------------------------------------------------------------------------------------
Richard Fergesen*                    Chief Financial Officer, Assistant Treasurer and Financial Principal
Walter R. White*                     Director, and Chief Operating Officer
Brian Murphy*                        Director, President and Chief Executive Officer
Sarah J. Harding*                    Assistant Secretary
John C. Walters**                    Director
Richard G. Costello***               Assistant Secretary

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089.

*** Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                      576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                     500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company               500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security Insurance Company ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 16th day of January, 2007.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:    P. Bruce Camacho                     *By:   /s/ John F. Kennedy
       -----------------------------------         -----------------------------------
       P. Bruce Camacho                            John F. Kennedy
       President and Chief Executive               Attorney-in-Fact
       Officer*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    P. Bruce Camacho
       -----------------------------------
       P. Bruce Camacho
       President and Chief Executive
       Officer*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

P. Bruce Camacho President and Chief Executive Officer*
S. Craig Lemasters Director*
Robert B. Pollock Chairman of the Board, Director*
Michael J. Peninger Director*                                      *By:   /s/ John F. Kennedy
                                                                          -----------------------------------
Peter A. Walker Director*                                                 John F. Kennedy
Lesley G. Silvester Director*                                             Attorney-in-Fact
                                                                   Date:  January 16, 2007

33-63935

                                 EXHIBIT INDEX

        9  Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.